UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Greystone Managed Investment Inc.
Address:         300-1230 Blackfoot Drive
                 Regina, Saskatchewan, CANADA
                 S4S 7G4

Form 13F File Number:  28-13695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadine Krenosky
Title:   Chief Compliance Officer
Phone:   (306) 779-6400

Signature, Place, and Date of Signing:

/s/   Nadine Krenosky         Regina, Saskatchewan, CANADA      November 5, 2010
-------------------------     ----------------------------      ----------------
        [Signature]                 [City, Province]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.   28-01190 Frank Russell Co.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:     85

FORM 13F INFORMATION TABLE VALUE TOTAL:     US$ 11,218,515 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
3M CO                          COM             88579Y101    39,401      454990  SH            SOLE              454990             0
ABBOTT LABS                    COM             002824100     1,825       34990  SH            SOLE               34990             0
AFLAC INC                      COM             001055102    51,066      988830  SH            SOLE              988830             0
AGRIUM INC                     COM             008916108   300,584     3998992  SH            SOLE             3510717        488275
ALLIED NEVADA GOLD CORP        COM             019344100    11,223      424000  SH            SOLE              424000             0
ALTRIA GROUP INC               COM             02209S103    14,426      601378  SH            SOLE              601378             0
AMERISOURCEBERGEN CORP         COM             03073E105    19,643      641500  SH            SOLE              641500             0
APPLE INC                      COM             037833100    48,889      172520  SH            SOLE              172520             0
BANK MONTREAL QUE              COM             063671101   430,470     7433742  SH            SOLE             6571342        862400
BANK NOVA SCOTIA HALIFAX       COM             064149107   630,451    11791745  SH            SOLE            10421585       1370160
BANK OF NEW YORK MELLON CORP   COM             064058100    21,336      817600  SH            SOLE              817600             0
BAYTEX ENERGY TR               TRUST UNIT      073176109   119,343     3289884  SH            SOLE             2957784        332100
BCE INC                        COM NEW         05534B760   323,789     9933233  SH            SOLE             8834883       1098350
BECTON DICKINSON & CO          COM             075887109    25,849      349290  SH            SOLE              349290             0
BORGWARNER INC                 COM             099724106    22,762      433130  SH            SOLE              433130             0
CAE INC                        COM             124765108   147,052    14222535  SH            SOLE            12479395       1743140
CANADIAN NAT RES LTD           COM             136385101   497,236    14351191  SH            SOLE            12603791       1747400
CANADIAN PAC RY LTD            COM             13645T100   323,658     5288641  SH            SOLE             4640839        647802
CDN IMPERIAL BK OF COMMERCE    COM             136069101    29,012      399406  SH            SOLE              399406             0
CELESTICA INC                  SUB VTG SHS     15101Q108   116,452    13843379  SH            SOLE            12151849       1691530
CENOVUS ENERGY INC             COM             15135U109   182,297     6328260  SH            SOLE             5560060        768200
CHEVRON CORP                   COM NEW         166764100    33,359      412120  SH            SOLE              412120             0
CHURCH & DWIGHT INC            COM             171340102    23,291      359120  SH            SOLE              359120             0
CISCO SYS INC                  COM             17275R102    30,659     1401800  SH            SOLE             1401800             0
COOPER INDUSTRIES PLC          SHS             G24140108    25,188      515450  SH            SOLE              515450             0
DEX ONE CORP                   COM             25212W100       230       18747  SH            SOLE               18747             0
ELDORADO GOLD CORP             COM NEW         284902103   456,428    24645984  SH            SOLE            21649794       2996190
ENCANA CORP                    COM             292505104   213,186     7044614  SH            SOLE             6186414        858200
EXPRESS SCRIPTS INC            COM             302182100    35,056      720780  SH            SOLE              720780             0
FRANKLIN RES INC               COM             354613101    32,090      300580  SH            SOLE              300580             0
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    35,925      421270  SH            SOLE              421270             0
GENERAL MLS INC                COM             370334104    30,123      825460  SH            SOLE              825460             0
GENUINE PARTS CO               COM             372460105     1,800       40410  SH            SOLE               40410             0
GILDAN ACTIVEWEAR INC          COM             375916103   145,327     5158373  SH            SOLE             4532063        626310
GOLDCORP INC                   COM NEW         380956409   580,635    13341145  SH            SOLE            11789345       1551800
GOLDMAN SACHS GROUP INC        COM             38141G104    25,436      176160  SH            SOLE              176160             0
GOOGLE INC                     CL A            38259P508    34,713       66106  SH            SOLE               66106             0
GROUPE CGI INC                 CL A SUB VTG    39945C109   208,096    13799138  SH            SOLE            12119298       1679840
GYMBOREE CORP                  COM             403777105    18,435      444377  SH            SOLE              444377             0
HALLIBURTON CO                 COM             406216101    41,818     1266190  SH            SOLE             1266190             0
HEINZ H J CO                   COM             423074103     1,849       39080  SH            SOLE               39080             0
HONEYWELL INTL INC             COM             438516106    25,082      571570  SH            SOLE              571570             0
IMAX CORP                      COM             45245E109    11,534      681300  SH            SOLE              681300             0
INTEL CORP                     COM             458140100    36,198     1887790  SH            SOLE             1887790             0
INTERNATIONAL BUSINESS MACHS   COM             459200101    42,047      313868  SH            SOLE              313868             0
JOHNSON & JOHNSON              COM             478160104     1,529       24710  SH            SOLE               24710             0
JOHNSON CTLS INC               COM             478366107    26,050      855200  SH            SOLE              855200             0
KINROSS GOLD CORP              COM NO PAR      496902404   497,935    26499678  SH            SOLE            23280701       3218977
MAGNA INTL INC                 COM             559222401   477,367     5807511  SH            SOLE             5142931        664580
MCDERMOTT INTL INC             COM             580037109    15,558     1054000  SH            SOLE             1054000             0
MCDONALDS CORP                 COM             580135101    31,760      426810  SH            SOLE              426810             0
MICROSOFT CORP                 COM             594918104    37,026     1513863  SH            SOLE             1513863             0
NEW YORK CMNTY BANCORP INC     COM             649445103     1,659      102250  SH            SOLE              102250             0
NIKE INC                       CL B            654106103    25,478      318337  SH            SOLE              318337             0
OCCIDENTAL PETE CORP           DEL COM         674599105    29,043      371400  SH            SOLE              371400             0
OPEN TEXT CORP                 COM             683715106   151,574     3206547  SH            SOLE             2815247        391300
ORACLE CORP                    COM             68389X105    41,213     1536930  SH            SOLE             1536930             0
PEPSICO INC                    COM             713448108    18,362      276736  SH            SOLE              276736             0
PFIZER INC                     COM             717081103    32,929     1920340  SH            SOLE             1920340             0
POTASH CORP SASK INC           COM             73755L107   233,506     1626125  SH            SOLE             1428035        198090
PRAXAIR INC                    COM             74005P104    35,819      397356  SH            SOLE              397356             0
RESEARCH IN MOTION LTD         COM             760975102   273,683     5611301  SH            SOLE             4929381        681920
ROGERS COMMUNICATIONS INC      CL B            775109200   314,751     8394586  SH            SOLE             7471876        922710
ROYAL BK CDA MONTREAL QUE      COM             780087102   588,139    11273139  SH            SOLE             9901509       1371630
SHAW COMMUNICATIONS INC        CL B CONV       82028K200   183,149     8302528  SH            SOLE             7458198        844330
SUNCOR ENERGY INC              COM NEW         867224107   504,444    15468056  SH            SOLE            13584486       1883570
TALISMAN ENERGY INC            COM             87425E103   277,538    15838132  SH            SOLE            13909592       1928540
TASEKO MINES LTD               COM             876511106    10,689     2067800  SH            SOLE             2067800             0
TECK RESOURCES LTD             CL B            878742204   586,686    14240798  SH            SOLE            12599948       1640850
THOMSON REUTERS CORP           COM             884903105   153,525     4076490  SH            SOLE             3665092        411398
TIM HORTONS INC                COM             88706M103   153,921     4218343  SH            SOLE             3705753        512590
TIME WARNER CABLE INC          COM             88732J207    34,255      635300  SH            SOLE              635300             0
TJX COS INC NEW                COM             872540109    29,925      671380  SH            SOLE              671380             0
TORONTO DOMINION BK ONT        COM NEW         891160509   754,941    10416158  SH            SOLE             9194388       1221770
TRANSCANADA CORP               COM             89353D107    28,036      754271  SH            SOLE              754271             0
TRANSGLOBE ENERGY CORP         COM             893662106     8,426      886758  SH            SOLE              886758             0
UNION PAC CORP                 COM             907818108    37,476      458741  SH            SOLE              458741             0
UNITED PARCEL SERVICE INC      CL B            911312106     1,722       25850  SH            SOLE               25850             0
UNITEDHEALTH GROUP INC         COM             91324P102    22,302      636032  SH            SOLE              636032             0
US BANCORP DEL                 COM NEW         902973304    23,903     1107023  SH            SOLE             1107023             0
VARIAN MED SYS INC             COM             92220P105    25,138      416054  SH            SOLE              416054             0
WADDELL & REED FINL INC        CL A            930059100     1,773       64900  SH            SOLE               64900             0
WAL MART STORES INC            COM             931142103    36,058      674600  SH            SOLE              674600             0
WALTER ENERGY INC              COM             93317Q105    30,988      381700  SH            SOLE              381700             0
YUM BRANDS INC                 COM             988498101    34,972      760260  SH            SOLE              760260             0